VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—28.6%
Airlines—0.4%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 685	$ 767
Southwest Airlines Co. 1.250%, 5/1/25	1,615	1,986
		2,753

Auto Manufacturers—0.3%
Ford Motor Co. 0.000%, 3/15/26	1,355	1,362
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	815	507
		1,869

Banks—0.7%
Barclays Bank plc 0.000%, 2/18/25	1,820	1,937
BofA Finance LLC 0.600%, 5/25/27	2,465	2,654
		4,591

Biotechnology—2.5%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	1,660	1,663
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	770	770
1.250%, 5/15/27	2,825	2,826
Cytokinetics, Inc. 144A 3.500%, 7/1/27(1)	1,165	1,307
Guardant Health, Inc. 0.000%, 11/15/27	1,350	954
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	2,330	2,083
144A 1.000%, 8/15/28(1)	2,345	2,459
Insmed, Inc.
1.750%, 1/15/25	1,585	1,448
0.750%, 6/1/28	570	450
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	2,390	2,539
		16,499

Commercial Services—1.6%
Block, Inc. 0.125%, 3/1/25	3,915	3,629
Chegg, Inc. 0.125%, 3/15/25	1,285	1,112
Shift4 Payments, Inc. 0.000%, 12/15/25	4,435	4,000
Stride, Inc. 1.125%, 9/1/27	1,945	1,754
		10,495

Computers—1.3%
3D Systems Corp. 144A 0.000%, 11/15/26(1)	1,585	1,102
KBR, Inc. 2.500%, 11/1/23	1,400	2,789
	Par Value	Value

Computers—continued
Lumentum Holdings, Inc.
0.500%, 12/15/26	$ 805	$ 787
144A 0.500%, 6/15/28(1)	1,720	1,441
Parsons Corp. 0.250%, 8/15/25	965	1,105
Rapid7, Inc. 0.250%, 3/15/27	505	398
Zscaler, Inc. 0.125%, 7/1/25	1,080	1,323
		8,945

Cosmetics & Personal Care—0.3%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	2,595	2,047
Diversified Financial Services—0.6%
Coinbase Global, Inc. 0.500%, 6/1/26	2,420	1,599
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	2,400	2,624
		4,223

Energy-Alternate Sources—1.1%
Enphase Energy, Inc.
0.000%, 3/1/26	995	1,219
0.000%, 3/1/28	1,480	1,898
Plug Power, Inc. 3.750%, 6/1/25	245	786
Stem, Inc. 144A 0.500%, 12/1/28(1)	2,675	1,990
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	1,830	1,482
		7,375

Entertainment—1.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,390	1,495
Live Nation Entertainment, Inc. 2.000%, 2/15/25	4,225	4,335
Vail Resorts, Inc. 0.000%, 1/1/26	2,045	1,810
		7,640

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	1,830	1,612
Food & Beverage—0.3%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	1,870	1,943
Healthcare-Products—0.9%
CONMED Corp. 144A 2.250%, 6/15/27(1)	205	179
Exact Sciences Corp. 0.375%, 3/15/27	1,055	744
Insulet Corp. 0.375%, 9/1/26	1,815	2,320
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Natera, Inc. 2.250%, 5/1/27	$ 655	$ 925
Novocure Ltd. 0.000%, 11/1/25	1,295	1,100
Repligen Corp. 0.375%, 7/15/24	415	700
		5,968

Healthcare-Services—0.6%
Elevance Health, Inc. 2.750%, 10/15/42	300	2,338
Oak Street Health, Inc. 0.000%, 3/15/26	2,195	1,653
		3,991

Internet—4.3%
Booking Holdings, Inc. 0.750%, 5/1/25	990	1,281
Etsy, Inc. 0.125%, 9/1/27	4,615	3,983
Farfetch Ltd. 3.750%, 5/1/27	1,215	1,152
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,590	3,080
0.375%, 6/1/25	1,680	2,956
Perficient, Inc. 144A 0.125%, 11/15/26(1)	2,000	1,496
Snap, Inc. 0.750%, 8/1/26	3,630	3,118
Spotify U.S.A., Inc. 0.000%, 3/15/26	1,550	1,231
TechTarget, Inc. 144A 0.000%, 12/15/26(1)	2,310	1,831
Uber Technologies, Inc. 0.000%, 12/15/25	4,135	3,415
Wayfair, Inc.
1.125%, 11/1/24	2,045	1,779
144A 3.250%, 9/15/27(1)	1,265	1,089
Zillow Group, Inc. 2.750%, 5/15/25	2,460	2,305
		28,716

Leisure Time—1.0%
NCL Corp., Ltd. 144A 2.500%, 2/15/27(1)	4,500	3,488
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(1)	1,865	2,427
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	810	1,017
		6,932

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	980	1,184
Media—1.7%
DISH Network Corp. 0.000%, 12/15/25	4,755	3,201
	Par Value	Value

Media—continued
Liberty Broadband Corp.
144A 1.250%, 9/30/50(1)	$ 245	$ 233
144A 2.750%, 9/30/50(1)	1,630	1,577
Liberty Media Corp.
1.375%, 10/15/23	2,010	2,573
144A 2.250%, 8/15/27(1)	2,450	2,253
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	465	1,474
		11,311

Metal Fabricate/Hardware—0.2%
Xometry, Inc. 144A 1.000%, 2/1/27(1)	1,140	1,379
Mining—0.6%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	2,205	1,890
MP Materials Corp. 144A 0.250%, 4/1/26(1)	2,480	2,361
		4,251

Oil, Gas & Consumable Fuels—0.7%
Northern Oil and Gas, Inc. 144A 3.625%, 4/15/29(1)	960	1,076
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,390	3,566
		4,642

Pharmaceuticals—1.9%
Dexcom, Inc. 0.250%, 11/15/25	7,190	7,905
Jazz Investments I Ltd. 2.000%, 6/15/26	3,180	3,552
Revance Therapeutics, Inc. 1.750%, 2/15/27	970	949
		12,406

Retail—0.4%
Burlington Stores, Inc. 2.250%, 4/15/25	1,560	1,580
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	290	1,026
		2,606

Semiconductors—0.9%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	965	920
Microchip Technology, Inc. 0.125%, 11/15/24	1,255	1,262
ON Semiconductor Corp. 0.000%, 5/1/27	1,460	1,912
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	2,285	2,089
		6,183

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Software—4.4%
Akamai Technologies, Inc. 0.125%, 5/1/25	$ 1,070	$ 1,148
Alteryx, Inc. 0.500%, 8/1/24	1,750	1,582
Bentley Systems, Inc. 0.125%, 1/15/26	1,650	1,445
Bill.com Holdings, Inc.
0.000%, 12/1/25	805	892
0.000%, 4/1/27	2,710	2,135
Box, Inc. 0.000%, 1/15/26	1,435	1,782
Cloudflare, Inc. 0.000%, 8/15/26	4,825	3,882
Confluent, Inc. 144A 0.000%, 1/15/27(1)	2,385	1,789
Coupa Software, Inc. 0.375%, 6/15/26	1,840	1,455
Datadog, Inc. 0.125%, 6/15/25	265	301
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	2,690	1,967
Five9, Inc. 0.500%, 6/1/25	1,385	1,228
Model N, Inc. 2.625%, 6/1/25	1,005	1,310
MongoDB, Inc. 0.250%, 1/15/26	555	624
Splunk, Inc.
1.125%, 9/15/25	1,355	1,255
1.125%, 6/15/27	2,190	1,862
Tyler Technologies, Inc. 0.250%, 3/15/26	2,295	2,149
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	2,520	1,832
Workiva, Inc. 1.125%, 8/15/26	690	807
		29,445

Transportation—0.3%
Air Transport Services Group, Inc. 1.125%, 10/15/24	1,830	1,992
Total Convertible Bonds and Notes (Identified Cost $205,539)		190,998

	Shares
Convertible Preferred Stocks—5.3%
Auto Components—0.2%
Aptiv plc Series A, 5.500%	11,815	1,263
Banks—1.3%
Bank of America Corp. Series L, 7.250%	2,815	3,267
Wells Fargo & Co. Series L, 7.500%	5,050	5,886
		9,153

Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	19,340	1,174
	Shares	Value

Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	20,335	$ 1,240
Electric Utilities—1.8%
NextEra Energy, Inc.
5.279%	106,620	5,271
6.219%	56,740	2,738
6.926%	36,705	1,707
PG&E Corp., 5.500%	16,610	2,228
		11,944

Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp. Series A, 5.500%	29,655	3,263
Life Sciences Tools & Services—0.5%
Danaher Corp. Series B, 5.000%	2,530	3,310
Telecommunications—0.6%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	3,305	4,105
Total Convertible Preferred Stocks (Identified Cost $36,403)		35,452

Common Stocks—60.0%
Air Freight & Logistics—0.4%
United Parcel Service, Inc. Class B	16,655	2,794
Automobiles—2.3%
Tesla, Inc.(2)	67,596	15,381
Banks—2.6%
JPMorgan Chase & Co.	71,400	8,988
Wells Fargo & Co.	187,790	8,636
		17,624

Biotechnology—1.8%
AbbVie, Inc.(3)	59,480	8,708
Vertex Pharmaceuticals, Inc.(2)	11,015	3,437
		12,145

Capital Markets—1.9%
Charles Schwab Corp. (The)	70,895	5,648
CME Group, Inc. Class A	26,825	4,649
S&P Global, Inc.(3)	7,465	2,398
		12,695

Chemicals—1.2%
DuPont de Nemours, Inc.	77,305	4,422
Sherwin-Williams Co. (The)	15,105	3,399
		7,821

Commercial Services & Supplies—1.2%
Waste Management, Inc.	50,975	8,073
Communications Equipment—0.6%
Cisco Systems, Inc.	93,340	4,241

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Electric Utilities—1.2%
Exelon Corp.	200,140	$ 7,723
Electrical Equipment—0.5%
Generac Holdings, Inc.(2)	11,680	1,354
Plug Power, Inc.(2)	104,532	1,670
		3,024

Energy Equipment & Services—0.9%
Schlumberger N.V.	121,465	6,320
Equity Real Estate Investment—0.9%
American Tower Corp.	27,520	5,702
Food & Staples Retailing—1.4%
Costco Wholesale Corp.(3)	19,115	9,586
Healthcare Equipment & Supplies—2.0%
Abbott Laboratories	34,870	3,450
Dexcom, Inc.(2)(3)	30,190	3,646
Intuitive Surgical, Inc.(2)(3)	25,680	6,330
		13,426

Healthcare Providers & Services—3.0%
McKesson Corp.(2)	16,230	6,319
UnitedHealth Group, Inc.	24,793	13,764
		20,083

Hotels, Restaurants & Leisure—2.4%
Booking Holdings, Inc.(2)	3,385	6,328
Chipotle Mexican Grill, Inc. Class A(2)(3)	3,455	5,177
MGM Resorts International	130,450	4,640
		16,145

Insurance—0.7%
Aon plc Class A	17,805	5,012
Interactive Media & Services—3.0%
Alphabet, Inc. Class A(2)	194,925	18,422
Meta Platforms, Inc. Class A(2)	14,685	1,368
		19,790

Internet & Direct Marketing Retail—2.1%
Amazon.com, Inc.(2)	133,895	13,716
IT Services—4.0%
Accenture plc Class A(3)	28,055	7,965
EPAM Systems, Inc.(2)	6,037	2,113
Mastercard, Inc. Class A(3)	24,875	8,163
Visa, Inc. Class A(3)	40,035	8,294
		26,535

Life Sciences Tools & Services—2.1%
IQVIA Holdings, Inc.(2)	27,890	5,848
	Shares	Value

Life Sciences Tools & Services—continued
Thermo Fisher Scientific, Inc.(3)	15,970	$ 8,208
		14,056

Machinery—0.5%
Deere & Co.(3)	8,780	3,475
Multiline Retail—0.4%
Target Corp.	15,560	2,556
Oil, Gas & Consumable Fuels—2.4%
ConocoPhillips(3)	65,945	8,315
Devon Energy Corp.(3)	103,360	7,995
		16,310

Pharmaceuticals—2.0%
Eli Lilly & Co.	26,515	9,601
Zoetis, Inc. Class A	26,610	4,012
		13,613

Road & Rail—1.5%
Union Pacific Corp.	51,010	10,056
Semiconductors & Semiconductor Equipment—3.0%
Broadcom, Inc.	8,825	4,149
Lam Research Corp.	11,560	4,679
Marvell Technology, Inc.(3)	62,110	2,464
Micron Technology, Inc.	91,545	4,953
NVIDIA Corp.	27,855	3,760
		20,005

Software—7.4%
Atlassian Corp. Class A(2)(3)	15,250	3,092
Crowdstrike Holdings, Inc. Class A(2)	29,085	4,688
Intuit, Inc.(3)	16,750	7,161
Microsoft Corp.(3)	115,356	26,778
Salesforce, Inc.(2)	13,136	2,136
ServiceNow, Inc.(2)	12,945	5,446
		49,301

Specialty Retail—1.8%
Home Depot, Inc. (The)(3)	28,580	8,464
TJX Cos., Inc. (The)(3)	52,280	3,769
		12,233

Technology Hardware, Storage & Peripherals—4.2%
Apple, Inc.	183,905	28,200
Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. Class B	41,815	3,875
Total Common Stocks (Identified Cost $456,278)		401,516

Total Long-Term Investments—93.9% (Identified Cost $698,220)		627,966

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(4)	21,143,315	$ 21,143
Total Short-Term Investment (Identified Cost $21,143)		21,143

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.1% (Identified Cost $719,363)		649,109

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $212)	(267)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.1% (Identified Cost $719,151)	$648,842
Other assets and liabilities, net—2.9%	19,608
NET ASSETS—100.0%	$668,450
Abbreviations:
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $51,541 or 7.7% of net assets.
(2)	Non-income producing.
(3)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $54,061.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open written options contracts as of October 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AbbVie, Inc.	(280)	$(4,690)	$167.50	11/18/22	$(1)
Accenture plc	(85)	(2,635)	310.00	11/18/22	(6)
Atlassian Corp.	(35)	(928)	265.00	11/18/22	(5)
Chipotle Mexican Grill, Inc.	(17)	(3,060)	1,800.00	11/18/22	(—)(3)
ConocoPhillips	(390)	(5,655)	145.00	11/18/22	(14)
Costco Wholesale Corp.	(55)	(2,998)	545.00	11/18/22	(7)
Deere & Co.	(55)	(2,393)	435.00	11/18/22	(7)
Devon Energy Corp.	(515)	(4,635)	90.00	11/18/22	(19)
Dexcom, Inc.	(145)	(1,812)	125.00	11/18/22	(49)
Home Depot, Inc. (The)	(30)	(1,020)	340.00	11/18/22	(1)
Intuit, Inc.	(47)	(2,326)	495.00	11/18/22	(4)
Intuitive Surgical, Inc.	(60)	(1,680)	280.00	11/18/22	(4)
JPMorgan Chase & Co.	(195)	(2,828)	145.00	12/16/22	(8)
Marvell Technology, Inc.	(420)	(2,520)	60.00	11/18/22	(—)(3)
Mastercard, Inc.	(120)	(4,680)	390.00	12/16/22	(7)
MGM Resorts International	(240)	(1,080)	45.00	12/16/22	(4)
Microsoft Corp.	(250)	(7,625)	305.00	11/18/22	(1)
S&P Global, Inc.	(6)	(210)	350.00	11/18/22	(1)
Schlumberger N.V.	(155)	(930)	60.00	11/18/22	(3)
Thermo Fisher Scientific, Inc.	(67)	(4,020)	600.00	11/18/22	(1)
TJX Cos., Inc. (The)	(265)	(1,855)	70.00	11/18/22	(100)
Visa, Inc.	(195)	(4,388)	225.00	11/18/22	(9)
					(251)
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
Open written options contracts as of October 31, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
Mastercard, Inc.	(65)	$(1,982)	$305.00	11/18/22	$(16)
Total Written Options					$(267)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Convertible Bonds and Notes	$190,998	$—	$190,998
Equity Securities:
Common Stocks	401,516	401,516	—
Convertible Preferred Stocks	35,452	31,347	4,105
Money Market Mutual Fund	21,143	21,143	—
Total Investments, Before Written Options	649,109	454,006	195,103
Liabilities:
Other Financial Instruments:
Written Options	(267)	(259)	(8)
Total Investments, Net of Written Options	$648,842	$453,747	$195,095
There were no securities valued using significant unobservable inputs (Level 3) at October 31, 2022.
There were no transfers into or out of Level 3 related to securities held at October 31, 2022.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.